Federated Capital Appreciation Fund

A Portfolio of Federated Equity Funds

CLASS A SHARES (TICKER FEDEX)

CLASS B SHARES (TICKER CPABX)

CLASS C SHARES (TICKER CPACX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED DECEMBER 31, 2010

Under the heading entitled “Fund Summary Information,” please delete all references to Carol R. Miller under the “Fund Management” sub-section and replace it with the following:

“James E. Grefenstette, Senior Portfolio Manager, has been the Fund’s portfolio manager since April 2011.”

April 29, 2011

Federated Capital Appreciation Fund

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com

or call 1-800-341-7400.

Federated Securities Corp., Distributor

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